Note 20 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Description of income taxes recognized in profit or loss [text block]
	For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Deferred tax (expense) benefit	(371)	1,567
Total income tax (expense) benefit	(371)	1,567

Disclosure of income tax expense recovery differences explanatory [text block]
	For the year ended
	December 31,	December 31,
	2022	2021
	$	$
Income for the year before income taxes	18,015	4,458
Statutory tax rate	27%	27%

Income tax expense computed at statutory rates	(4,864)	(1,204)
Share based payments	(878)	(1,149)
Mexican inflationary adjustments	2,429	800
Differing effective tax rate on loss in foreign jurisdiction	(1,156)	(430)
Equity accounted earnings from Investment in Juanicipio	13,060	4,944
Withholding tax on planned foreign earnings repatriation	(2,921)	(793)
Unrecognized deferred tax (liabilities) assets	(7,239)	941
Impact of foreign exchange and other	1,198	(1,542)
Total income tax (expense) benefit	(371)	1,567

Disclosure of temporary difference, unused tax losses and unused tax credits [text block]
	December 31,	December 31,
	2022	2021
	$	$
Deferred income tax assets
Exploration and evaluation assets	-	806
Non-capital losses	3,993	4,618
	3,993	5,424

Deferred income tax liabilities
Property and equipment	(826)	(519)
Investment in Juanicipio	(5,880)	(7,304)
Investments	(208)	(158)
	(6,914)	(7,981)

Net deferred income tax liability	(2,921)	(2,557)

Disclosure of deferred taxes [text block]
	December 31,	December 31,
	2022	2021
	$	$
At January 1	(2,557)	(4,721)
Deferred income tax (expense) benefit through income statement	(371)	1,567
Deferred income tax benefit through OCI	7	597
At December 31	(2,921)	(2,557)

Disclosure of deductible temporary differences and unused tax credits for which no deferred tax assets explanatory [text block]

	December 31,		December 31,
	2022	expiry dates	2021
	$		$
Non-capital losses	118,353	2023-2042	95,341
Exploration and evaluation assets	15,915	no expiry	4,796
Financing fees	3,242	2043 - 2046	4,912
Other	1,141	no expiry	1,622
Total	138,651		106,671